Pensions and other post-employment benefits - Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension schemes
Funded and Unfunded plans
Defined benefit pension obligation	£ (665)	£ (675)
Pension schemes | Active
Funded and Unfunded plans
Defined benefit pension obligation	(364)	(347)
Pension schemes | Retired
Funded and Unfunded plans
Defined benefit pension obligation	(209)	(224)
Pension schemes | Deferred
Funded and Unfunded plans
Defined benefit pension obligation	(92)	(104)
Post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(80)	(80)
Post retirement obligations | Active
Funded and Unfunded plans
Defined benefit pension obligation	(65)	(70)
Post retirement obligations | Retired
Funded and Unfunded plans
Defined benefit pension obligation	£ (15)	£ (10)